Summary of Significant Accounting Policies - Accounting Policies, Text Amounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Amortization of customer-related contract costs	$ 294	$ 134
Weighted average life, deferred set-up customer costs	8
Amortization expense, customer contract costs	80
Long-term Revenue Recognition, Percentage of Completion	$ 320	$ 270
Revenue Recognition, Multipledeliverable Arrangements, Percentage	40.00%